Regulatory Assets and Liabilities (Schedule of Regulatory Assets) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets [Line Items]
Regulatory assets-current		$ 294	$ 244
Regulatory assets-noncurrent		2,480	2,473
Total regulatory assets		2,774	2,717
Deferred nuclear refueling outage costs
Regulatory Assets [Line Items]
Regulatory assets-current	[1]	54	71
Deferred rate adjustment clause costs
Regulatory Assets [Line Items]
Regulatory assets-current	[2]	70	63
Regulatory assets-noncurrent	[2]	401	329
Deferred cost of fuel used in electric generation
Regulatory Assets [Line Items]
Regulatory assets-current	[3]	23
Unrecovered gas costs
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	38	19
Other
Regulatory Assets [Line Items]
Regulatory assets-current		109	91
Regulatory assets-noncurrent		119	155
Unrecognized pension and other postretirement benefit costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[5]	1,336	1,401
Derivatives
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[6]	223	174
PJM transmission rates
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[7]	222	192
Income taxes recoverable through future rates
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[8]	32	123
Utility reform legislation
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[9]	$ 147	99
Maximum | Deferred nuclear refueling outage costs
Regulatory Assets [Line Items]
Amortization period for deferred costs		18 months
Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current		$ 205	179
Regulatory assets-noncurrent		810	770
Total regulatory assets		1,015	949
Virginia Electric and Power Company | Deferred nuclear refueling outage costs
Regulatory Assets [Line Items]
Regulatory assets-current	[1]	54	71
Virginia Electric and Power Company | Deferred rate adjustment clause costs
Regulatory Assets [Line Items]
Regulatory assets-current	[2]	56	51
Regulatory assets-noncurrent	[2]	312	246
Virginia Electric and Power Company | Deferred cost of fuel used in electric generation
Regulatory Assets [Line Items]
Regulatory assets-current	[3]	23
Virginia Electric and Power Company | Other
Regulatory Assets [Line Items]
Regulatory assets-current		72	57
Regulatory assets-noncurrent		86	123
Virginia Electric and Power Company | Derivatives
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[6]	190	133
Virginia Electric and Power Company | PJM transmission rates
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[7]	222	192
Virginia Electric and Power Company | Income taxes recoverable through future rates
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[8]		76
Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current	[10]	26	26
Regulatory assets-noncurrent		511	577
Total regulatory assets		537	603
Dominion Energy Gas Holdings, LLC | Deferred rate adjustment clause costs
Regulatory Assets [Line Items]
Regulatory assets-current	[2]	14	12
Regulatory assets-noncurrent	[2]	89	79
Dominion Energy Gas Holdings, LLC | Unrecovered gas costs
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	8	12
Dominion Energy Gas Holdings, LLC | Other
Regulatory Assets [Line Items]
Regulatory assets-current		4	2
Regulatory assets-noncurrent		17	18
Dominion Energy Gas Holdings, LLC | Unrecognized pension and other postretirement benefit costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[5]	258	358
Dominion Energy Gas Holdings, LLC | Income taxes recoverable through future rates
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[8]		23
Dominion Energy Gas Holdings, LLC | Utility reform legislation
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[9]	$ 147	$ 99

[1]	Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
[2]	Primarily reflects deferrals under the electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects for Virginia Power and deferrals of costs associated with certain current and prospective rider projects for Dominion Energy Gas. See Note 13 for more information.
[3]	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Dominion Energy's and Virginia Power's generation operations. See Note 13 for more information.
[4]	Reflects unrecovered gas costs at regulated gas operations, which are recovered through filings with the applicable regulatory authority.
[5]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy's and Dominion Energy Gas' rate-regulated subsidiaries.
[6]	As discussed under Derivative Instruments in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities as they are expected to be recovered from or refunded to customers.
[7]	Reflects amount related to the PJM transmission cost allocation matter. See Note 13 for more information.
[8]	Amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity and depreciation of property, plant and equipment for which deferred income taxes were not recognized for ratemaking purposes, including amounts attributable to tax rate changes. See below for discussion of the 2017 Tax Reform Act.
[9]	Ohio legislation under House Bill 95, which became effective in September 2011. This law updates natural gas legislation by enabling gas companies to include more up-to-date cost levels when filing rate cases. It also allows gas companies to seek approval of capital expenditure plans under which gas companies can recognize carrying costs on associated capital investments placed in service and can defer the carrying costs plus depreciation and property tax expenses for recovery from ratepayers in the future.
[10]	Current regulatory assets are presented in other current assets in the Consolidated Balance Sheets of Dominion Energy Gas.